SHARE-BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended		0 Months Ended
	Dec. 16, 2011 2007 Share Incentive Plan	Jun. 03, 2010 2007 Share Incentive Plan	Dec. 14, 2009 2007 Share Incentive Plan	Dec. 31, 2011 2007 Share Incentive Plan	Jul. 15, 2007 2007 Share Incentive Plan	Sep. 02, 2012 2012 Share Incentive Plan	Dec. 27, 2013 2013 Plan	Dec. 27, 2013 2013 Plan Maximum	Dec. 31, 2013 Stock Options item	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2013 Stock Options Maximum	Dec. 31, 2013 Stock Options Minimum	Oct. 12, 2013 Performance based stock options item	Dec. 31, 2013 Nonvested shares	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 12, 2013 Nonvested shares Alohar	Sep. 02, 2012 Nonvested shares 2007 Share Incentive Plan item	Sep. 02, 2012 Nonvested shares 2007 Share Incentive Plan Maximum	Sep. 02, 2012 Nonvested shares 2007 Share Incentive Plan Minimum	Dec. 31, 2013 Performance based nonvested shares	Dec. 31, 2013 Cash-settled nonvested shares	Dec. 12, 2013 Cash-settled nonvested shares Alohar	Dec. 12, 2013 Cash-settled nonvested shares Maximum Alohar	Dec. 12, 2013 Cash-settled nonvested shares Minimum Alohar
SHARE-BASED COMPENSATION
Authorized number of shares				41,987,000	14,400,000	15,846,569	13,830,000
Percentage of shares issued and outstanding on an as-converted basis considered for automatic increase in shares reserved in the award pool								1.00%
Percentage of shares issued and outstanding on an as-converted basis reserved in the award pool							5.00%
Vesting rights percentage for awards that will vest on each of the four anniversaries of vesting commencement date														25.00%
Number of anniversaries of the vesting commencement date that a percentage of share options granted will vest														4
Additional authorized shares	10,000,000	5,935,000	11,652,000
Number of awards under modification (in shares)																			4,124,200
Number of employees affected by modification																			78
Number of nonvested shares cancelled																			7,228,875
Vesting term of original awards																				4 years	2 years
Number of options
Outstanding at the beginning of the period (in shares)									8,185,539
Granted (in shares)									7,281,300	0	0			7,281,300
Forfeited/cancelled (in shares)									(30,200)
Exercised (in shares)									(3,262,911)
Outstanding at the end of the period (in shares)									12,173,728	8,185,539
Weighted average exercise price per option
Outstanding at the beginning of the period (in dollars per share)									$ 0.41
Granted (in dollars per share)									$ 3.75					$ 3.75
Forfeited/cancelled (in dollars per share)									$ 0.52
Exercised (in dollars per share)									$ 0.37
Outstanding at the end of the period (in dollars per share)									$ 2.42	$ 0.41
Expiration period from grant date												10 years	7 years
Expiration period after the grantee's termination of employment as an employee									3 months
Expiration period after the date of the grantee's termination of employment or service on account of disability or death									1 year
Outstanding
Number outstanding (in shares)									12,173,728	8,185,539
Weighted average remaining contractual life									6 years 11 months 5 days
Weighted average exercise price per option (in dollars per share)									$ 2.42	$ 0.41
Aggregate intrinsic value (in dollars)									$ 15,303
Exercisable
Number outstanding (in shares)									4,779,352
Weighted average remaining contractual life									2 years 8 months 1 day
Weighted average exercise price per option (in dollars per share)									$ 0.43
Aggregate intrinsic value (in dollars)									14,992
Vested and expected to vest
Number outstanding (in shares)									11,642,234
Weighted average remaining contractual life									6 years 9 months 22 days
Weighted average exercise price per option (in dollars per share)									$ 2.36
Aggregate intrinsic value (in dollars)									15,294
Stock options, additional disclosure
Total intrinsic value of options exercised (in dollars)									10,030	7,163	9,558
Weighted-average grant date fair value of options granted (in dollars per share)									$ 3.75
Assumptions used for grants in the period
Risk-free interest rate (as a percent)									3.03%
Volatility (as a percent)									45.54%
Dividend yield (as a percent)									0.00%
Exercise multiple									2.8
Fair value of underlying ordinary shares (in dollars per share)									$ 4.01
Share-based compensation expenses
Share-based compensation costs									1,656	356	753				11,323	12,180	4,608						393
Total unrecognized compensation expense related to unvested share options granted									13,126
Unrecognized compensation expense expected to be recognized over a weighted-average period									2 years 3 months 4 days						1 year 11 months 16 days								1 year 3 months 18 days
Number of shares
Outstanding at the beginning of the period (in shares)															8,034,464
Granted (in shares)															8,858,892	6,780,000	3,233,787	784,864				4,495,228		1,699,152
Vested (in shares)															(2,718,280)
Forfeited (in shares)															(980,804)
Outstanding at the end of the period (in shares)															13,194,272	8,034,464
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)															$ 3.04
Granted (in dollars per share)															$ 3.70
Vested (in dollars per share)															$ 3.11
Forfeited (in dollars per share)															$ 3.06
Outstanding at the end of the period (in dollars per share)															$ 3.46	$ 3.04
Total fair value of vested awards															7,749	4,144	506
Total unrecognized compensation expense															$ 27,363								$ 4,982
Vesting period																		2 years				4 years			5 years	2 years